Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Revenues	¥ 11,540,997	¥ 11,095,317	¥ 10,925,174
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,407,853	3,505,519	3,572,310
Operating Segments | Regional Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	2,908,249	3,032,292	3,129,362
Operating Segments | Regional Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	499,604	473,227	442,948
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	2,250,923	1,998,641	1,809,902
Operating Segments | Long Distance And International Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	2,161,391	1,906,784	1,713,439
Operating Segments | Long Distance And International Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	89,532	91,857	96,463
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,527,125	4,383,397	4,461,203
Operating Segments | Mobile Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	4,483,666	4,340,317	4,422,614
Operating Segments | Mobile Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	43,459	43,080	38,589
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,616,836	1,511,019	1,343,855
Operating Segments | Data Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,512,842	1,401,348	1,221,481
Operating Segments | Data Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	103,994	109,671	122,374
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues	1,294,466	1,272,240	1,328,526
Operating Segments | Other | External Customers
Segment Reporting Information [Line Items]
Revenues	474,849	414,576	438,278
Operating Segments | Other | Intersegment
Segment Reporting Information [Line Items]
Revenues	819,617	857,664	890,248
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenues	¥ (1,556,206)	¥ (1,575,499)	¥ (1,590,622)